Financial Instruments and Risk Management - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative financial liabilities	$ (39)	$ (80)
Trading inventories measured at fair value less costs to sell	155	200
Derivatives | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	6
Derivatives | Natural gas(1) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	31	(9)
Derivatives | Natural gas(1) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	(4)	(10)
Trading inventories measured at fair value less costs to sell	19	15
Derivatives | Crude oil(2) | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	11	89
Derivatives | Crude oil(2) | FVTPL, held-for-trading
Disclosure Of Financial Assets And Liabilities [Line Items]
Increase (decrease) in financial assets	12	67
Trading inventories measured at fair value less costs to sell	136	185
Derivatives | Call Option, Crude Oil [Member] | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(2)	0
Derivatives | Crude oil put options | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	(4)	0
Derivatives | Foreign currency forwards | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	2	(1)
Other financial assets | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, at fair value	1	1
Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,000	5,500
Financial liabilities, at fair value	$ 5,300	$ 5,700